Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfigbf-20190829_SupplementTextBlock

SUPPLEMENT TO THE PROSPECTUS
OF
Wells Fargo International Government Bond Fund
(the "Fund")
Effective immediately, the last two sentences of the second paragraph of the Fund's principal investment strategy are deleted and replaced with the following:
As of May 31, 2019, the securities in the Index had a weighted average effective duration of 7.88 years and a weighted average life of 10.07 years.

(Wells Fargo International Government Bond Fund - Supplement) | (Wells Fargo International Government Bond Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As of May 31, 2019, the securities in the Index had a weighted average effective duration of 7.88 years and a weighted average life of 10.07 years.